Earthquake related impairment charges and expenses (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Losses and Expenses Related to Assets

The following table summarizes the losses and expenses recognized in the accompanying consolidated statement of income for the year ended March 31, 2011, 2012 and 2013:

	Millions of Yen
	2011	2012	2013
Impairment charges of long-lived assets	¥2,253	—	—
Impairment charge of identifiable intangible assets	1,900	—	—
Write-offs of damaged property and equipment	186	—	—
Repair expenses and others	116	¥342	—

Total	¥4,455	¥342	—